Vessels, net - Vessels (Tables) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Balance, at the beginning of period	$ 749,088
Balance, at the end of period	755,332	$ 749,088
Cost | Vessels
Balance, at the beginning of period	763,950	95,550
Additions	199,243	672,300
Right-of-use assets	171,500
Impairment loss	(24,774)
Vessels sold	(322,905)	(3,900)
Balance, at the end of period	787,014	763,950
Accumulated Depreciation | Vessels
Balance, at the beginning of period	(14,862)	0
Depreciation	(25,881)	(14,966)
Impairment loss	7,739
Vessels sold	1,322	104
Balance, at the end of period	(31,682)	(14,862)
Net Book Value | Vessels
Balance, at the beginning of period	749,088	95,550
Additions	199,243	672,300
Right-of-use assets	171,500
Depreciation	(25,881)	(14,966)
Impairment loss	(17,035)
Vessels sold	(321,583)	(3,796)
Balance, at the end of period	$ 755,332	$ 749,088